PREPAYMENTS - THIRD PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
PREPAYMENTS - THIRD PARTIES
Prepayments to third party medias	$ 1,573,790		$ 2,957,346
Less: provision for doubtful accounts	(826,777)	$ (2,802,338)	(2,153,390)	$ (2,701,166)
Total	747,013		$ 803,956
Provision for doubtful accounts of prepayments	164,953	$ 240,986
Writing off prepayments	$ 1,443,356